Party-in-Interest and Related Party Transactions - Additional Information (Detail) - EBP 006 [Member] - LM Ericsson Telephone Company [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, investment acquired, excluding plan interest in master trust, cost	$ 8,014
EBP, investment sold, excluding plan interest in master trust, selling price	$ 13,784